                         VAN KAMPEN CORPORATE BOND FUND
                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                      PROSPECTUS DATED DECEMBER 30, 2003,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004

     The Prospectus is hereby supplemented as follows:

     The Board of Trustees of the Fund has approved a change of the advisory fee rate schedule of the Fund. Under the new advisory fee rate schedule, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS   PERCENT PER ANNUM
------------------------   -----------------
First $500 million.......        0.42%
Next $750 million........        0.35%
Over $1.25 billion.......        0.22%

     The new advisory fee schedule is effective November 1, 2004.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  CORP SPT 11/04
                                                                     65081SPT-01

                         VAN KAMPEN CORPORATE BOND FUND

                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
                                 CLASS I SHARES
                       PROSPECTUS DATED SEPTEMBER 1, 2004

     The Prospectus is hereby supplemented as follows:

     The Board of Trustees of the Fund has approved a change of the advisory fee rate schedule of the Fund. Under the new advisory fee rate schedule, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS   PERCENT PER ANNUM
------------------------   -----------------
First $500 million.......        0.42%
Next $750 million........        0.35%
Over $1.25 billion.......        0.22%

     The new advisory fee schedule is effective November 1, 2004.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 CORP SPTI 11/04